MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Cost or amortized cost	$ 83,542	$ 268,129
Level 2 Securities [Member]
Marketable Securities [Line Items]
Fair Value	83,632	267,688
Cost or amortized cost	83,542	268,129
Gross unrealized holding loss	(10)	(555)
Gross unrealized holding gains	100	114
Level 2 Securities [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Fair Value	54,442	265,180
Cost or amortized cost	54,381	265,619
Gross unrealized holding loss	(7)	(552)
Gross unrealized holding gains	68	113
Level 2 Securities [Member] | Corporate debt securities [Member]
Marketable Securities [Line Items]
Fair Value	29,190	2,508
Cost or amortized cost	29,161	2,510
Gross unrealized holding loss	(3)	(3)
Gross unrealized holding gains	$ 32	$ 1